Financial and capital risk management - Sensitivity Analysis - Exposure to Commodity Price (Details) R$ in Thousands	Jun. 30, 2025 BRL (R$) T Brazilian_Real_Per_Bag
Disclosure of nature and extent of risks arising from financial instruments [line items]
Volume purchased or sold (tons) | T	(16,313)
Current Risk | R$	R$ 3,966
+25% Current, Impact | R$	992
+50% Current, Impact | R$	R$ 1,984
Net exposure on grain contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Volume purchased or sold (tons) | T	28,848
Current Risk | R$	R$ 266
+25% Current, Impact | R$	66
+50% Current, Impact | R$	R$ 134
Net exposure on derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Volume purchased or sold (tons) | T	(45,161)
Current Risk | R$	R$ 3,700
+25% Current, Impact | R$	926
+50% Current, Impact | R$	R$ 1,850
Corn | Purchased, current year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Volume purchased or sold (tons) | T	42,753
Current Risk | R$	R$ 32,330
Average of contract prices	44
Current Market (Corn: R$/bag; Soybean: US$/bushel)	45
+25% Current, Market (Corn: R$/bag; Soybean: US$/bushel)	57
+25% Current, Impact | R$	R$ 8,083
+50% Current, Market (Corn: R$/bag; Soybean: US$/bushel)	68
+50% Current, Impact | R$	R$ 16,165
Corn | Sold, current year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Volume purchased or sold (tons) | T	(42,495)
Current Risk | R$	R$ (29,789)
Average of contract prices	(46)
Current Market (Corn: R$/bag; Soybean: US$/bushel)	42
+25% Current, Market (Corn: R$/bag; Soybean: US$/bushel)	53
+25% Current, Impact | R$	R$ (7,447)
+50% Current, Market (Corn: R$/bag; Soybean: US$/bushel)	63
+50% Current, Impact | R$	R$ (14,894)
Corn | Purchased, next year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Volume purchased or sold (tons) | T	109
Current Risk | R$	R$ (12)
Average of contract prices	67
Current Market (Corn: R$/bag; Soybean: US$/bushel)	(7)
+25% Current, Market (Corn: R$/bag; Soybean: US$/bushel)	(9)
+25% Current, Impact | R$	R$ (3)
+50% Current, Market (Corn: R$/bag; Soybean: US$/bushel)	(10)
+50% Current, Impact | R$	R$ (6)
Corn | Sold, next year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Volume purchased or sold (tons) | T	(108)
Current Risk | R$	R$ 2
Average of contract prices	75
Current Market (Corn: R$/bag; Soybean: US$/bushel)	75
+25% Current, Market (Corn: R$/bag; Soybean: US$/bushel)	93
+25% Current, Impact | R$	R$ 1
+50% Current, Market (Corn: R$/bag; Soybean: US$/bushel)	112
+50% Current, Impact | R$	R$ 1
Corn | Sold, current year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Volume purchased or sold (tons) | T	(16,272)
Current Risk | R$	R$ (501)
Average of contract prices	62
Current Market (Corn: R$/bag; Soybean: US$/bushel)	62
+25% Current, Market (Corn: R$/bag; Soybean: US$/bushel)	77
+25% Current, Impact | R$	R$ (125)
+50% Current, Market (Corn: R$/bag; Soybean: US$/bushel)	93
+50% Current, Impact | R$	R$ (250)
Soybean | Purchased, current year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Volume purchased or sold (tons) | T	367
Current Risk | R$	R$ 357
Average of contract prices	109
Current Market (Corn: R$/bag; Soybean: US$/bushel)	58
+25% Current, Market (Corn: R$/bag; Soybean: US$/bushel)	73
+25% Current, Impact | R$	R$ 89
+50% Current, Market (Corn: R$/bag; Soybean: US$/bushel)	88
+50% Current, Impact | R$	R$ 179
Soybean | Sold, current year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Volume purchased or sold (tons) | T	(789)
Current Risk | R$	R$ (778)
Average of contract prices	(115)
Current Market (Corn: R$/bag; Soybean: US$/bushel)	59
+25% Current, Market (Corn: R$/bag; Soybean: US$/bushel)	74
+25% Current, Impact | R$	R$ (195)
+50% Current, Market (Corn: R$/bag; Soybean: US$/bushel)	89
+50% Current, Impact | R$	R$ (389)
Soybean | Purchased, next year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Volume purchased or sold (tons) | T	41,210
Current Risk | R$	R$ (2,227)
Average of contract prices	116
Current Market (Corn: R$/bag; Soybean: US$/bushel)	(3)
+25% Current, Market (Corn: R$/bag; Soybean: US$/bushel)	(4)
+25% Current, Impact | R$	R$ (557)
+50% Current, Market (Corn: R$/bag; Soybean: US$/bushel)	(5)
+50% Current, Impact | R$	R$ (1,113)
Soybean | Sold, next ear
Disclosure of nature and extent of risks arising from financial instruments [line items]
Volume purchased or sold (tons) | T	(12,307)
Current Risk | R$	R$ 385
Average of contract prices	(119)
Current Market (Corn: R$/bag; Soybean: US$/bushel)	(2)
+25% Current, Market (Corn: R$/bag; Soybean: US$/bushel)	(2)
+25% Current, Impact | R$	R$ 96
+50% Current, Market (Corn: R$/bag; Soybean: US$/bushel)	(3)
+50% Current, Impact | R$	R$ 192
Soybean | Sold, next year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Volume purchased or sold (tons) | T	(28,781)
Current Risk | R$	R$ 4,199
Average of contract prices	137
Current Market (Corn: R$/bag; Soybean: US$/bushel)	128
+25% Current, Market (Corn: R$/bag; Soybean: US$/bushel)	160
+25% Current, Impact | R$	R$ 1,050
+50% Current, Market (Corn: R$/bag; Soybean: US$/bushel)	192
+50% Current, Impact | R$	R$ 2,099
Soybean | Sold, current year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Volume purchased or sold (tons) | T	0
Current Risk | R$	R$ 0
Average of contract prices	0
Current Market (Corn: R$/bag; Soybean: US$/bushel)	123
+25% Current, Market (Corn: R$/bag; Soybean: US$/bushel)	153
+25% Current, Impact | R$	R$ 0
+50% Current, Market (Corn: R$/bag; Soybean: US$/bushel)	184
+50% Current, Impact | R$	R$ 0